NMZ
Nuveen Municipal High Income Opportunity Fund
Portfolio of Investments    January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 140.9% (100.0% of Total Investments)
	MUNICIPAL BONDS – 138.3% (98.2% of Total Investments)
	Alabama – 2.4% (1.7% of Total Investments)
$182	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Refunding Taxable Series 2017C, 1.000%, 9/01/37, 144A (4)	3/21 at 100.00	N/R	$2
1,000	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Series 2017A, 6.750%, 9/01/37, 144A (4)	9/27 at 100.00	N/R	700,000
213	Adamsville Solid Waste Disposal Authority, Alabama, Solid Waste Disposal Revenue Bonds, Big Sky Environmental LLC Project, Taxable Series 2017B, 6.750%, 9/01/37, 144A (4)	9/27 at 100.00	N/R	148,646
1,000	Alabama Industrial Development Authority, Solid Waste Disposal Revenue Bonds, Pine City Fiber Co Project, Series 1993, 6.450%, 12/01/23 (AMT)	3/21 at 100.00	B1	1,001,380
2,000	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds, University of Mobile Project, Series 2015A, 6.000%, 9/01/45, 144A	9/25 at 100.00	N/R	2,142,500
1,000	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Green Series 2020, 6.375%, 11/01/50 (AMT) (Mandatory Put 11/01/30)	No Opt. Call	Caa2	1,215,330
10,765	Hoover Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds, United States Steel Corporation Proejcet, Series 2019, 5.750%, 10/01/49 (AMT)	10/29 at 100.00	Caa2	12,132,263
5,000	Jefferson County, Alabama, Sewer Revenue Warrants, Capital Appreciation Subordinate Lien Series 2013F, 7.900%, 10/01/50 (5)	10/23 at 105.00	BB	5,109,700
1,000	Jefferson County, Alabama, Sewer Revenue Warrants, Senior Lien Series 2013C, 6.500%, 10/01/38 – AGM Insured (5)	10/23 at 105.00	BB+	1,007,180
2,000	Mobile County, Alabama, Limited Obligation Warrants, Gomesa Projects, Series 2020, 4.000%, 11/01/45, 144A	11/29 at 100.00	N/R	2,083,900
	Tuscaloosa County Industrial Development Authority, Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A:
2,260	4.500%, 5/01/32, 144A	5/29 at 100.00	N/R	2,560,670
1,000	5.250%, 5/01/44, 144A	5/29 at 100.00	N/R	1,158,510
27,420	Total Alabama			29,260,081
	Arizona – 2.6% (1.9% of Total Investments)
	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Arizona Christian University Project, Series 2019A:
400	5.500%, 10/01/40, 144A	10/26 at 103.00	N/R	421,660
800	5.625%, 10/01/49, 144A	10/26 at 103.00	N/R	838,760
5,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus Project, Series 2020A-2, 6.150%, 9/15/53, 144A	9/23 at 105.00	BB+	5,644,200

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$1,000	Arizona Industrial Development Authority, Education Facility Revenue Bonds, Caurus Academy Project, Series 2018A, 6.500%, 6/01/50, 144A	6/28 at 100.00	N/R	$1,130,960
1,000	Maricopa County Industrial Development Authority, Arizona, Education Revenue Bonds, Gateway Academy Project, Series 2019A, 5.750%, 1/01/50, 144A	1/30 at 100.00	N/R	1,054,840
3,000	Phoenix Industrial Development Authority, Arizona, Lease Revenue Bonds, Rowan University Project, Tender Option Bond Trust 2016-XF2337, 17.541%, 6/01/42, 144A (IF) (6)	6/22 at 100.00	A3	3,485,490
435	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36	7/24 at 101.00	N/R	436,940
1,000	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Desert Heights Charter School, Series 2014, 7.250%, 5/01/44	5/24 at 100.00	N/R	1,102,450
3,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Refunding Series 2020, 5.000%, 7/01/49, 144A	7/26 at 103.00	N/R	3,150,210
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2016:
245	5.250%, 7/01/36	7/26 at 100.00	BB-	261,861
400	5.375%, 7/01/46	7/26 at 100.00	BB-	421,928
475	5.500%, 7/01/51	7/26 at 100.00	BB-	502,014
1,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey Charter Schools Project, Series 2019, 5.875%, 7/01/51, 144A	7/26 at 103.00	N/R	1,101,280
2,000	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San Tan Montessori School Project, Series 2014A, 9.000%, 2/01/44	2/24 at 100.00	N/R	2,295,660
365	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Synergy Public Charter School Project, Series 2020, 5.000%, 6/15/35, 144A	6/28 at 100.00	N/R	384,980
100	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, The Paideia Academies Project, 2019, 5.125%, 7/01/39	7/25 at 100.00	N/R	105,418
2,500	Pima County Industrial Development Authority, Arizona, Education Revenue Bonds, Carden Traditional Schools Project, Series 2012, 7.500%, 1/01/42	1/22 at 100.00	B-	2,509,550
605	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured	3/21 at 100.00	BBB-	605,841
1,295	Quechan Indian Tribe of the Fort Yuma Reservation, Arizona, Tribal Econmic Development Bonds, Series 2012A, 9.750%, 5/01/25	5/22 at 100.00	N/R	1,358,986
2,500	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series 2007, 5.500%, 12/01/37, 144A	No Opt. Call	Ba3	3,805,500
915	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water & Sewer Inc Refunding, Series 2007A, 6.375%, 12/01/37 (AMT)	3/21 at 100.00	N/R	898,603
28,035	Total Arizona			31,517,131
	Arkansas – 0.4% (0.3% of Total Investments)
4,000	Arkansas Development Finance Authority, Industrial Development Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49 (AMT), 144A	9/26 at 103.00	B-	4,394,680
	California – 15.2% (10.8% of Total Investments)
18,875	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Second Subordinate Lien Series 2016B, 5.000%, 10/01/37 (UB) (6)	10/26 at 100.00	Baa2	22,524,670

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$2,250	California Enterprise Development Authority, Charter School Revenue Bonds, Norton Science and Language Academy Project, Series 2020, 6.250%, 7/01/58, 144A	7/27 at 102.00	N/R	$2,407,635
1,000	California Enterprise Development Authority, Recovery Zone Facility Revenue Bonds, SunPower Corporation - Headquarters Project, Series 2010, 8.500%, 4/01/31	4/21 at 100.00	N/R	1,004,000
	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Tender Option Bond Trust 2016-XF2353:
1,250	19.003%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (6), (7)	11/21 at 100.00	AA-	1,454,325
1,875	19.993%, 11/15/40 (Pre-refunded 11/15/21), 144A (IF) (6), (7)	11/21 at 100.00	AA-	2,196,206
	California Health Facilities Financing Authority, Revenue Bonds, Children's Hospital Los Angeles, Series 2017A:
5,165	5.000%, 8/15/42 (UB) (6)	8/27 at 100.00	Baa2	6,112,623
22,115	5.000%, 8/15/47 (UB) (6)	8/27 at 100.00	Baa2	25,972,962
12,500	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanente System, Series 2017A-2, 4.000%, 11/01/44 (UB) (6)	11/27 at 100.00	AA-	14,601,375
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
1,000	18.194%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA-	1,280,070
250	18.199%, 8/15/51, 144A (IF) (6)	8/22 at 100.00	AA-	320,038
1,020	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Affordable Housing Inc Projects, Series 2014B, 5.875%, 8/15/49	8/24 at 100.00	N/R	1,105,547
500	California Municipal Finance Authority, Revenue Bonds, California Baptist University, Series 2016A, 5.000%, 11/01/36, 144A	11/26 at 100.00	N/R	569,385
7,430	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017B, 4.000%, 7/01/42 (UB) (6)	7/27 at 100.00	BBB-	8,083,171
20,925	California Municipal Finance Authority, Revenue Bonds, Linxs APM Project, Senior Lien Series 2018A, 4.000%, 12/31/47 (AMT) (UB) (6)	6/28 at 100.00	BBB-	23,336,397
2,000	California Municipal Finance Authority, Special Facility Revenue Bonds, United Airlines, Inc Los Angeles International Airport Project, Series 2019, 4.000%, 7/15/29 (AMT)	No Opt. Call	B+	2,259,820
400	California Pollution Contol Financing Authority, Solid Waste Disposal Revenue Bonds, Aemerge Redpak Services Southern California, LLC Project, Subordinate Series 2017, 8.000%, 12/01/27 (AMT), 144A (4)	No Opt. Call	N/R	120,000
1,000	California Public Finance Authority, Charter School Lease Revenue Bonds, California Crosspoint Academy Project, Series 2020A, 5.125%, 7/01/55, 144A	7/28 at 100.00	N/R	1,057,720
1,000	California School Finance Authority, California, Charter School Revenue Bonds, Alta Public Schools - Obligated Group, Series 2020A, 6.000%, 6/01/59, 144A	6/28 at 102.00	N/R	1,092,680
1,000	California School Finance Authority, Charter School Revenue Bonds, Scholarship Prep Public Schools Obligated Group, Series 2020A, 5.000%, 6/01/60, 144A	6/28 at 100.00	N/R	1,013,400
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
800	5.250%, 12/01/44	12/24 at 100.00	BB-	893,976
1,000	5.500%, 12/01/54	12/24 at 100.00	BB-	1,119,630
6,940	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A, 5.250%, 12/01/56, 144A	6/26 at 100.00	BB-	7,933,045

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$500	California Statewide Communities Development Authority, Revenue Bonds, Lancer Educational Student Housing Project, Refunding Series 2016A, 5.000%, 6/01/46, 144A	6/26 at 100.00	N/R	$544,785
1,000	California Statewide Communities Development Authority, Special Tax Bonds, Community Facilities District 2012-01, Fancher Creek, Series 2013A, 5.700%, 9/01/43	9/22 at 100.00	N/R	1,055,380
1,530	California Statewide Communities Development Authority, Statewide Community Infrastructure Program Revenue Bonds, Series 2011A, 8.000%, 9/02/41	9/21 at 100.00	N/R	1,530,857
500	California Statewide Community Development Authority, Revenue Bonds, California Baptist University, Series 2011A, 7.500%, 11/01/41 (Pre-refunded 11/01/21)	11/21 at 100.00	N/R (7)	527,315
560	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A, 5.500%, 7/01/39 (4)	3/21 at 100.00	N/R	532,341
1,775	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park Project, Refunding Third Tier Series 2007C, 6.500%, 12/15/47	3/21 at 100.00	N/R	1,778,106
2,000	Daly City Housing Development Finance Agency, California, Mobile Home Park Revenue Bonds, Franciscan Mobile Home Park, Refunding Series 2007A, 5.000%, 12/15/37	3/21 at 100.00	A+	2,006,340
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
2,000	5.000%, 6/01/40 (UB) (6)	6/25 at 100.00	A+	2,319,800
2,000	5.000%, 6/01/45 (UB) (6)	6/25 at 100.00	A+	2,302,360
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	3,658,760
5,960	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, 5.000%, 6/01/47	6/22 at 100.00	N/R	6,204,658
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-2, 5.000%, 6/01/47	6/22 at 100.00	N/R	5,205,250
860	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Tender Option Bond Trust 2015-XF1038, 17.608%, 6/01/45, 144A (IF) (6)	6/25 at 100.00	A+	1,379,784
1,500	Grossmont Healthcare District, California, General Obligation Bonds, Tender Option Bond Trust 2017-XF2453, 22.530%, 7/15/40 (Pre-refunded 7/15/21), 144A (IF) (6), (7)	7/21 at 100.00	Aaa	1,665,555
	Hercules Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series 2005:
1,000	5.000%, 8/01/25 – AMBAC Insured	3/21 at 100.00	N/R	1,003,420
1,000	5.000%, 8/01/35 – AMBAC Insured	3/21 at 100.00	N/R	1,001,200
390	Lee Lake Public Financing Authority, California, Junior Lien Revenue Bonds, Series 2013B, 5.250%, 9/01/32	9/23 at 100.00	N/R	425,166
850	Los Angeles County, California, Community Development Commission Headquarters Office Building, Lease Revenue Bonds, Community Development Properties Los ANgeles County Inc, Tender Option Bond Trust 2016-XL0022, 18.629%, 9/01/42, 144A (IF) (6)	9/21 at 100.00	Aa3	941,537
1,000	Lynwood Redevelopment Agency, California, Tax Allocation Revenue Bonds, Project Area A, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A	1,031,450
1,500	March Joint Powers Redevelopment Agency, California, Tax Allocation Revenue Bonds, March Air Force Base Redevelopment Project, Series 2011A, 7.500%, 8/01/41 (Pre-refunded 8/01/21)	8/21 at 100.00	N/R (7)	1,554,780

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$500	National City Community Development Commission, California, Tax Allocation Bonds, National City Redevelopment Project, Series 2011, 7.000%, 8/01/32 (Pre-refunded 8/01/21)	8/21 at 100.00	A (7)	$517,240
330	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment Project, Series 2011, 6.750%, 9/01/40 (Pre-refunded 9/01/21)	9/21 at 100.00	N/R (7)	342,774
1,200	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 6.750%, 10/01/30	10/21 at 100.00	A	1,253,112
	Sacramento City Financing Authority California, Lease Revenue Bonds, Master Lease Program Facilities Projects, Tender Option Bond Trust 2016-XG0100:
750	18.862%, 12/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	AA-	1,772,932
2,015	18.652%, 12/01/33 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	AA-	5,367,295
	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011:
960	8.000%, 12/01/26	12/21 at 100.00	BB	1,014,902
1,000	8.000%, 12/01/31	12/21 at 100.00	BB	1,055,910
4,095	San Francisco City and County Redevelopment Agency Successor Agency, California, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Subordinate Series 2016D, 0.000%, 8/01/31, 144A	8/21 at 61.78	N/R	2,497,090
960	Santa Margarita Water District, California, Special Tax Bonds, Community Facilities District 2013-1 Village of Sendero, Series 2013, 5.625%, 9/01/43	9/23 at 100.00	N/R	1,051,469
1,065	Temecula Public Financing Authority, California, Special Tax Bonds, Community Facilities District 16-01, Series 2017, 6.250%, 9/01/47, 144A	9/27 at 100.00	N/R	1,164,556
1,890	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 5.500%, 6/01/45	2/21 at 100.00	B-	1,899,904
650	Twentynine Palms Redevelopment Agency, California, Tax Allocation Bonds, Four Corners Project Area, Series 2011A, 7.650%, 9/01/42 (Pre-refunded 9/01/21)	9/21 at 100.00	BBB+ (7)	678,275
1,250	University of California, General Revenue Bonds, Tender Option Bond Trust 2016-XL0001, 18.050%, 5/15/39, 144A (IF) (6)	5/23 at 100.00	AA	1,762,650
161,385	Total California			183,505,628
	Colorado – 7.2% (5.1% of Total Investments)
500	Aviation Station North Metropolitan District 2, Denver County, Colorado, Limited Tax General Obligation Bonds, Subordinate Series 2019B, 7.750%, 12/15/48	9/24 at 103.00	N/R	530,270
1,500	Belford North Metropolitan District, Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2020A, 5.500%, 12/01/50	12/25 at 103.00	N/R	1,587,435
1,000	Bennett Ranch Metropolitan District 1, Adams County, Colorado, General Obligation Limited Tax Bonds, Convertible to Unlimited Tax Series 2021A, 5.000%, 12/01/51	3/26 at 103.00	N/R	1,026,020
500	Cherry Creek Corporate Center Metropolitan District, Arapahoe County, Colorado, Revenue Bonds, Refunding Subordinate Lien Series 2016B, 8.000%, 6/15/37	12/21 at 103.00	N/R	518,555
685	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy Project, Series 2008, 6.250%, 7/01/28	3/21 at 100.00	BB+	687,185
2,140	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Mountain Phoenix Community School, Series 2012, 7.000%, 10/01/42	10/22 at 100.00	N/R	2,233,047
560	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%, 7/01/44, 144A	7/24 at 100.00	BB	592,570

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$720	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Global Village Academy - Northglenn Project, Series 2020, 5.000%, 12/01/55, 144A	12/30 at 100.00	N/R	$767,750
2,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes of the Midwest Obligated Group, Series 2013, 8.000%, 8/01/43	2/24 at 100.00	N/R	2,689,100
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2016, 6.125%, 2/01/46, 144A	2/26 at 100.00	N/R	1,022,790
1,285	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Craig Hospital Project, Series 2012, 5.000%, 12/01/32 (UB) (6)	12/22 at 100.00	A+	1,368,692
518	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2007, 5.000%, 3/01/21 (4), (8)	No Opt. Call	N/R	5
	Colorado Housing and Finance Authority, Revenue Bonds, Confluence Energy LLC Project, Series 2017:
4,831	6.750%, 4/01/27 (AMT) (4), (8)	No Opt. Call	N/R	66,666
2,130	6.880%, 10/01/27 (AMT) (4), (8)	No Opt. Call	N/R	29,388
3,144	Colorado International Center Metropolitan District 8, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 6.500%, 12/01/50	9/25 at 103.00	N/R	3,317,140
2,000	Compark Business Campus Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Series 2012A, 6.750%, 12/01/39 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	2,232,160
	Confluence Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series 2007:
1,000	5.400%, 12/01/27 (4)	3/21 at 100.00	N/R	800,000
1,500	5.450%, 12/01/34 (4)	3/21 at 100.00	N/R	1,200,000
1,000	Crowfoot Valley Ranch Metropolitan District No 2, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2018A, 5.625%, 12/01/38	12/23 at 103.00	N/R	1,083,930
1,000	Dacono Urban Renewal Authority, Weld County, Colorado, Tax Increment Revenue Bonds, Series 2020, 6.250%, 12/01/39	12/25 at 103.00	N/R	1,054,200
10,000	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2018A, 4.000%, 12/01/48 (AMT) (UB) (6)	12/28 at 100.00	A	11,200,100
3,000	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc Project, Refunding Series 2017, 5.000%, 10/01/32 (AMT)	10/23 at 100.00	B	3,187,170
495	Dinosaur Ridge Metropolitan District, Golden, Jefferson County, Colorado, Special Revenue Refunding and Improvement Bonds, Series 2019A, 5.000%, 6/01/49	6/24 at 103.00	N/R	522,982
	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014:
1,000	5.750%, 12/01/30	12/24 at 100.00	N/R	1,064,550
2,080	6.000%, 12/01/38	12/24 at 100.00	N/R	2,187,765
500	Fourth Street Crossing Business Improvement District, Silverthorne, Summit County, Colorado, Special Revenue and Tax Supported Bonds, Senior Series 2019A, 5.375%, 12/01/49, 144A	6/24 at 103.00	N/R	532,355
1,000	Great Western Metropolitan District 5, Colorado, General Obligation Limited Tax Revenue Bonds, Refunding Series 2020, 4.750%, 12/01/50	12/25 at 102.00	N/R	1,034,710
2,000	Heritage Todd Creek Metropolitan District, Colorado, General Obligation Bonds Limited Tax, Refunding & Improvement Series 2015, 6.125%, 12/01/44	12/24 at 100.00	N/R	2,157,540

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$305	Iliff Commons Metropolitan District 2, Aurora, Arapahoe County, Colorado, General Obligation Bonds, Subordinated Limited Tax Convertible to Unlimited Tax Series 2016B, 8.000%, 12/15/46	12/21 at 103.00	N/R	$317,075
810	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Special Revenue Bonds, Subordinate Series 2020B, 5.750%, 12/15/50	12/23 at 103.00	N/R	857,660
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
675	5.250%, 12/01/36	12/21 at 103.00	N/R	702,176
1,265	5.375%, 12/01/46	12/21 at 103.00	N/R	1,315,081
1,000	Johnstown Village Metropolitan District 2, Weld County, own of Johnstown, Colorado, General Obligation Limited Tax Bonds, Series 2020A, 5.000%, 12/01/50	9/25 at 103.00	N/R	1,059,100
1,700	Jones District Community Authority Board, Centennial, Colorado, Special Revenue Convertible Capital Appreciaiton Bonds, Series 2020A, 5.750%, 12/01/50	12/25 at 103.00	N/R	1,387,370
2,685	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds, Series 2007, 6.750%, 1/01/34	3/21 at 100.00	N/R	2,686,047
500	Lanterns Metropolitan District 1, Castle Rock, Douglas County, Colorado, Limited Tax General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	532,285
500	Larkridge Metropolitan District No 2, In the City of Thornton, Adams County, Colorado, General Obligation, Limited Tax Convertible to Unlimited Tax, Improvement Bonds, Refunding Series 2019, 5.250%, 12/01/48	12/23 at 103.00	N/R	531,900
1,250	Lewis Pointe Metropolitan District, Thornton, Colorado, Limited Tax Convertible to Unlimited Tax General Obligation Bonds, Series 2015A, 6.000%, 12/01/44	3/21 at 100.00	N/R	1,251,788
500	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016A, 5.000%, 12/01/45	12/21 at 103.00	N/R	520,770
500	Leyden Rock Metropolitan District No 10, In the City of Arvada, Colorado, Limited Tax General Obligation Bonds, Refunding and Improvement Series 20016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	520,455
500	Midcities Metropolitan District No 2, In the City and County of Broomfield, Colorado, Subordinate Special Revenue Refunding Bonds, Series 2016B, 7.750%, 12/15/46	12/21 at 103.00	N/R	519,590
2,000	Murphy Creek Metropolitan District 3, Aurora, Colorado, General Obligation Bonds, Refunding & Improvement Series 2006, 6.125%, 12/01/35 (4)	3/21 at 100.00	N/R	2,000,000
1,000	North Range Metropolitan District 3, Adams County, Colorado, Limited Tax General Obligation Bonds, Series 2020A-3, 5.250%, 12/01/50	12/25 at 103.00	N/R	1,075,390
1,535	North Vista Highlands Metropolitan District 3, Pueblo County, Colorado, Limited Tax General Obligation Bonds, Series 2020, 5.125%, 12/01/49	3/25 at 103.00	N/R	1,635,543
1,000	Northfield Metropolitan District 2, Fort Collins, Larimer County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.000%, 12/01/50	12/25 at 103.00	N/R	1,040,410
	Painted Prairie Public Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2019:
1,500	5.000%, 12/01/39	12/24 at 103.00	N/R	1,631,820
5,000	5.000%, 12/01/49	12/24 at 103.00	N/R	5,394,000
500	Palisade Park West Metropolitan District, Broomfield County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax, Series 2019A, 5.125%, 12/01/49	6/24 at 103.00	N/R	530,820

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$500	Parkdale Community Authority, Erie, Colorado, Limited Tax Supported Revenue Bonds, District 1, Series 2020A, 5.250%, 12/01/50	9/25 at 103.00	N/R	$532,210
1,080	Promenade at Castle Rock Metropolitan District 1, Colorado, General Obligation Bonds, Limited Tax Series 2015A, 5.750%, 12/01/39	3/21 at 103.00	N/R	1,114,376
500	Raindance Metropolitan District 1, Acting by and through its Water Activity Enterprise In the Town of Windsor, Weld County, Colorado, Non-Potable Water Enterprise Revenue Bonds, Series 2020, 5.250%, 12/01/50	12/25 at 103.00	N/R	530,580
500	Ritoro Metropolitan District In the Town of Elizabeth, Elbert County, Colorado, Limited Tax , Convertible to Unlimited Tax, General Obligation Bonds, Series 2019A, 5.000%, 12/01/49	6/24 at 103.00	N/R	532,135
500	Riverdale Ranch Metropolitan District, Thornton City, Adams County, Colorado, Limited Tax General Obligation Bonds, Convertible to Unlimited Tax Series 2019A, 5.000%, 12/01/49	9/24 at 103.00	N/R	528,960
1,000	South Aurora Regional Improvement Authority, Aurora, Colorado, Special Revenue Bonds, Series 2018, 6.250%, 12/01/57	12/23 at 103.00	N/R	1,069,370
2,790	Sterling Ranch Metropolitan District 1, El Paso County, Colorado, General Obligation Limited Tax Bonds, Series 2020, 5.125%, 12/01/50	12/25 at 103.00	N/R	2,931,090
3,000	Stone Ridge Metropolitan District 2, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited, Series 2007, 7.250%, 12/01/31 (4)	3/21 at 100.00	N/R	480,000
685	Three Springs Metropolitan District 1, Durango, La Plata County, Colorado, Limited Tax General Obligation Bonds, Refunding Subordinate Series 2020B, 7.125%, 12/15/50	12/25 at 103.00	N/R	699,084
965	VDW Metropolitan District 2, Larimer County, Colorado, General Obligation Bonds, Refunding Limited Tax Series 2016B, 7.250%, 12/15/45	12/21 at 103.00	N/R	1,005,694
1,000	Velocity Metropolitan District 3, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2019, 5.375%, 12/01/39	12/23 at 103.00	N/R	1,072,290
1,500	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Convertible Capital Appreciation Series 2020A-2, 6.000%, 12/01/50	12/23 at 81.31	N/R	1,053,165
1,570	Velocity Metropolitan District 5, In the City of Aurora, Colorado, Limited Tax General Obligation Bonds, Series 2020A-1, 5.375%, 12/01/50	12/23 at 103.00	N/R	1,629,880
500	Village East Community Metropolitan District, Frederick, Weld County, Colorado, Limited Tax General Obligation Bonds, Series 2020A, 5.250%, 12/01/50	9/25 at 103.00	N/R	535,140
1,100	Village Metropolitan District In the Town of Avon, Eagle County, Colorado, Special Revenue and Limited Property Tax Bonds, Refunding & Improvement Series 2020, 5.000%, 12/01/40	12/25 at 103.00	N/R	1,198,021
705	Windsor Highlands Metropolitan District 9, Windsor, Larimer County, Colorado, Limited Tax Supported Revenue Bonds, Series 2019, 5.000%, 12/01/49	9/24 at 103.00	N/R	743,310
830	Woodmen Heights Metropolitan District 2, El Paso County, Colorado, General Obligation Limited Tax Bonds, Taxable Converting to Tax-Exempt Refunding Subordinate Series 2020B-1, 6.250%, 12/15/40	12/25 at 103.00	N/R	857,780
93,038	Total Colorado			86,716,440
	Connecticut – 0.1% (0.1% of Total Investments)
500	Great Pond Improvement District, Connecticut, Special Obligaiton Revenue Bonds, Great Pond Phase 1 Project, Series 20019, 4.750%, 10/01/48, 144A	10/26 at 102.00	N/R	518,165

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$6,266	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (4)	No Opt. Call	N/R	$407,326
6,766	Total Connecticut			925,491
	Delaware – 0.2% (0.2% of Total Investments)
2,500	Delaware Economic Development Authority, Revenue Bonds, Odyssey Charter School Inc Project, Series 2015A, 7.000%, 9/01/45, 144A	3/25 at 100.00	N/R	2,821,825
	District of Columbia – 0.4% (0.3% of Total Investments)
105	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	117,310
2,500	District of Columbia, Revenue Bonds, Howard University, Tender Option Bond Trust 2016-XG0094, 23.261%, 10/01/37 (Pre-refunded 4/01/21), 144A (IF) (6), (7)	4/21 at 100.00	Ba2	2,603,175
250	District of Columbia, Revenue Bonds, KIPP DC Issue, Series 2013A, 6.000%, 7/01/33 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (7)	284,768
2,000	District of Columbia, Revenue Bonds, Saint Paul on Fouth Street, Inc, Series 2019A, 5.250%, 5/15/55, 144A	5/30 at 100.00	N/R	1,999,840
4,855	Total District of Columbia			5,005,093
	Florida – 13.5% (9.6% of Total Investments)
500	Academical Village Community Development District, Davie, Florida, Special Assessment Revenue Bonds, Series 2020, 4.000%, 5/01/51	5/30 at 100.00	N/R	527,550
1,500	Alachua County Health Facilities Authority, Florida, Health Facilties Revenue Bonds, Terraces at Bonita Springs Project, Series 2011A, 8.125%, 11/15/46	11/21 at 100.00	N/R	1,503,480
1,775	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2012, 6.700%, 5/01/42	5/22 at 100.00	N/R	1,862,224
1,735	Ave Maria Stewardship Community District, Florida, Capital Improvement Revenue Bonds, Series 2015, 5.375%, 5/01/45	5/25 at 100.00	N/R	1,818,939
995	Babcock Ranch Community Independent Special District, Charlotte County, Florida, Special Assessment Bonds, Series 2015, 5.250%, 11/01/46	11/25 at 100.00	N/R	1,077,287
905	Belmont Community Development District, Florida, Capital Improvement Revenue Bonds, Phase 1 Project, Series 2013A, 6.125%, 11/01/33	No Opt. Call	N/R	1,110,381
1,750	Boggy Creek Improvement District, Orlando, Florida, Special Assessment Revenue Bonds, Refunding Series 2013, 5.125%, 5/01/43	5/23 at 100.00	N/R	1,835,995
2,500	Capital Trust Agency, Florida, Educational Facilities Revenue Bonds, LLT Academy South Bay Project, Series 2020A, 6.000%, 6/15/55, 144A	6/25 at 105.00	N/R	2,692,800
3,135	Capital Trust Agency, Florida, Revenue Bonds, Provision CARES Proton Therapy Center, Orlando Project, Series 2018, 7.500%, 6/01/48, 144A (4)	6/28 at 100.00	N/R	1,191,300
830	Capital Trust Agency, Florida, Revenue Bonds, Renaissance Charter School Project, Series 2019A, 5.000%, 6/15/39, 144A	6/26 at 100.00	N/R	902,285
1,000	Capital Trust Agency, Florida, Revenue Bonds, Tuscan Gardens of Palm Coast Project, Series 2017A, 7.000%, 10/01/49, 144A	4/24 at 103.00	N/R	558,630
1,000	Capital Trust Agency, Florida, Senior Living Facilities Revenue Bonds, Elim Senior Housing, Inc Project, Series 2017, 5.875%, 8/01/52, 144A	8/24 at 103.00	N/R	798,640
955	Celebration Pointe Community Development District 1, Alachua County, Florida, Special Assessment Revenue Bonds, Series 2014, 5.125%, 5/01/45	5/24 at 100.00	N/R	1,001,298

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$500	Charlotte County Industrial Development Authority, Florida, Utility System Revenue Bonds, Town & Country Utilities Project, Series 2019, 5.000%, 10/01/49 (AMT), 144A	10/27 at 100.00	N/R	$558,675
2,000	Collier County Industrial Development Authority, Florida, Continuing Care Community Revenue Bonds, Arlington of Naples Project, Series 2014A, 7.750%, 5/15/35, 144A (4)	5/24 at 100.00	N/R	1,547,500
865	Cordoba Ranch Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2006, 5.550%, 5/01/37	3/21 at 100.00	N/R	865,234
995	Cross Creek North Community Development District, Clay County, Florida, Special Assessment Bonds, Series 2018, 5.375%, 11/01/50, 144A	11/29 at 100.00	N/R	1,124,380
1,605	Cypress Mill Community Development District, Hillsborough County, Florida, Special Assessment Bonds, Assessment Area 2, Series 2020, 4.000%, 6/15/40	6/30 at 100.00	N/R	1,708,185
700	Fishhawk Community Development District IV, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2013A, 7.000%, 5/01/33	5/23 at 100.00	N/R	774,550
1,850	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2014A, 6.500%, 7/01/44	7/24 at 100.00	N/R	2,001,053
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Downtown Doral Charter Elementary School Project, Series 2017A, 5.750%, 7/01/44, 144A	7/27 at 100.00	N/R	1,077,490
565	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter Foundation Inc Projects, Series 2016A, 5.000%, 7/15/46, 144A	7/26 at 100.00	N/R	610,663
1,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Miami Arts Charter School Projects, Series 2014, 6.000%, 6/15/44, 144A	6/24 at 100.00	N/R	924,460
655	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Pepin Academies of Pasco County Inc, Series 2020A, 5.000%, 1/01/50, 144A	1/27 at 100.00	N/R	681,816
2,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2011A, 7.625%, 6/15/41 (Pre-refunded 6/15/21)	6/21 at 100.00	N/R (7)	2,055,720
5,000	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2013A, 8.500%, 6/15/44	6/23 at 100.00	N/R	5,635,350
120	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc Projects, Series 2020C, 5.000%, 9/15/50, 144A	9/27 at 100.00	N/R	131,440
11,000	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series 2019B, 7.375%, 1/01/49 (AMT), 144A	1/24 at 107.00	N/R	10,742,490
	Florida Development Finance Corporation, Florida, Surface Transportation Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project , Series 2019A:
4,090	6.250%, 1/01/49 (AMT) (Mandatory Put 1/01/24), 144A	3/21 at 103.00	N/R	4,031,145
31,170	6.375%, 1/01/49 (AMT) (Mandatory Put 1/01/26), 144A	3/21 at 104.00	N/R	30,457,454
6,485	6.500%, 1/01/49 (AMT) (Mandatory Put 1/01/29), 144A	3/21 at 104.00	N/R	6,278,582
	FRERC Community Development District, Ocoee, Florida, Special Assessment Bonds, Series 2020:
2,750	5.375%, 11/01/40	11/29 at 100.00	N/R	2,959,275
2,000	5.500%, 11/01/50	11/29 at 100.00	N/R	2,155,140
2,500	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Doral Breeze Project Series 2012, 5.500%, 11/01/32	11/22 at 100.00	N/R	2,624,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$1,000	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special Assessment Improvement Bonds, Assessment Area Two Project, Refunding Series 2014A-2, 6.500%, 5/01/39	5/24 at 100.00	N/R	$1,112,710
200	Gulfstream Polo Community Development District, Palm Beach County, Florida, Special Assessment Bonds, Phase 2 Project, Series 2019, 4.375%, 11/01/49	11/29 at 100.00	N/R	216,922
1,915	Harmony Community Development District, Florida, Capital Improvement Revenue Bonds, Special Assessment, Refunding Series 2014, 5.250%, 5/01/32	5/24 at 100.00	N/R	2,021,129
200	Hawkstone Community Development District, Florida, Special Assessment Revenue Bonds, Assessment Area 2, Series 2019, 4.000%, 11/01/39	11/29 at 100.00	N/R	211,678
1,000	Lakes by the Bay South Community Development District, Florida, Special Assessment Bonds, Series 2012, 5.750%, 11/01/42	11/22 at 100.00	N/R	1,053,640
625	Lakewood Ranch Stewardship District, Florida, Special Assessment Revenue Bonds, Lakewood Centre North Project, Series 2015, 4.875%, 5/01/45	5/25 at 100.00	N/R	666,525
2,000	Lee County Industrial Development Authority, Florida, Charter School Revenue Bonds, Lee County Community Charter Schools, Series 2007A, 5.375%, 6/15/37	3/21 at 100.00	BB-	2,001,920
630	Lee County Industrial Development Authority, Florida, Healthcare Facilities Revenue Bonds, Preserve Project, Series 2017A, 5.750%, 12/01/52, 144A	12/22 at 105.00	N/R	650,034
1,000	Magic Place Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2019, 4.500%, 5/01/51	5/30 at 100.00	N/R	1,094,840
12,190	Miami Beach, Florida, Resort Tax Revenue Bonds, Series 2015, 5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	AA-	14,185,503
750	Miami Dade County Industrial Development Authority, Florida, Educational Facilities Revenue Bonds, South Florida Autism Charter School Project, Series 2017, 6.000%, 7/01/47, 144A	7/27 at 100.00	N/R	817,710
2,085	Miami World Center Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Series 2017, 5.250%, 11/01/49	11/27 at 100.00	N/R	2,322,356
1,750	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Youth Co-Op Charter Schools Project, Series 2015A, 6.000%, 9/15/45, 144A	9/25 at 100.00	N/R	1,918,613
505	Mirada Community Development District, Pasco County, Florida, Bond Anticipation Note, Assessment Area 3, Series 2019, 4.500%, 5/01/24	3/21 at 100.00	N/R	505,692
400	North Park Isle Community Development District, Plant City, Florida, Special Assessment Revenue Bonds, Assessment Area 1, Series 2019, 4.750%, 5/01/50	5/29 at 100.00	N/R	430,672
930	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds, Development Unit 53, Series 2015, 5.500%, 8/01/46	8/26 at 100.00	N/R	1,048,463
	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A:
620	7.000%, 6/01/29	6/22 at 102.00	N/R	673,766
3,110	7.500%, 6/01/49	6/22 at 102.00	N/R	3,378,331
500	Palm Beach County, Florida, Revenue Bonds, Provident Group - PBAU Properties LLC - Palm Beach Atlantic University Housing Project, Series 2019A, 5.000%, 4/01/51, 144A	4/29 at 100.00	Ba1	532,355
3,385	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35	3/21 at 100.00	N/R	3,389,874
500	Portico Community Development District, Lee County, Florida, Special Assessment, Improvement Series 2020-2, 4.000%, 5/01/50	5/30 at 100.00	N/R	520,780
1,605	Reunion West Community Development District, Florida, Special Assessment Bonds, Series 2004A-1, 6.250%, 5/01/36	5/22 at 100.00	N/R	1,669,714

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,500	Rolling Oaks Community Development District, Florida, Special Assessment Bonds, Series 2016, 6.000%, 11/01/47	11/27 at 100.00	N/R	$2,929,900
1,000	Saddle Creek Preserve of Polk County Community Development District, Florida, Special Assessment Bonds, Series 2020, 4.000%, 6/15/50	6/30 at 100.00	N/R	1,058,470
990	Shingle Creek Community Development District, Osceola County, Florida, Special Assessment Revenue Bonds, Series 2015, 5.400%, 11/01/45	11/25 at 100.00	N/R	1,102,236
1,000	Three Rivers Community Development District, Florida, Special Assessment Revenue Bonds, Series 2021B, 4.500%, 5/01/36, 144A (WI/DD, Settling 2/05/21)	No Opt. Call	N/R	1,004,330
1,540	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (5)	5/22 at 100.00	N/R	1,307,321
	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3:
120	6.375%, 5/01/21 (4)	No Opt. Call	N/R	1
1,360	6.650%, 5/01/40 (4)	3/21 at 100.00	N/R	14
2,845	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007A-2, 5.250%, 5/01/39 (4)	3/21 at 100.00	N/R	28
3,740	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (5)	3/21 at 100.00	N/R	3,507,409
2,300	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (5)	3/21 at 100.00	N/R	1,684,336
2,505	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (4)	3/21 at 100.00	N/R	25
1,230	Touchstone Community Development District, Hillsborough County, Florida, Special Assessment Bonds, 2019 Project, Series 2019, 4.000%, 12/15/40	12/29 at 100.00	N/R	1,340,257
	Turtle Run Community Development District, Florida, Special Assessment Benefit Tax Bonds, Series 2017-2:
1,000	5.000%, 5/01/37	5/28 at 100.00	A2	1,170,670
2,020	5.000%, 5/01/47	5/28 at 100.00	A2	2,349,159
1,960	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-1, 6.375%, 11/01/47	11/31 at 100.00	N/R	2,279,343
3,645	Twin Creeks North Community Development District, Florida, Special Assessment Bonds, Master Infrastructure Improvements, Series 2016A-2, 6.375%, 11/01/47	11/31 at 100.00	N/R	4,238,880
500	Two Lakes Community Development District, Hialeah, Florida, Special Assessment Bonds, Expansion Area Project, Series 2019, 4.000%, 12/15/49	12/29 at 100.00	N/R	532,650
1,000	Venetian Parc Community Development District, Miami-Dade County, Florida, Special Assessment Bonds, Area One Project, Series 2013, 6.500%, 11/01/43	11/28 at 100.00	N/R	1,330,740
975	Waterset North Community Development District, Hillsborough County, Florida, Special Assessment Revenue Bonds, Series 2014, 5.500%, 11/01/45	11/24 at 100.00	N/R	1,046,760
166,560	Total Florida			163,131,867
	Georgia – 0.6% (0.4% of Total Investments)
1,000	Atlanta Urban Residential Finance Authority, Georgia, Multifamily Housing Revenue Bonds, Testletree Village Apartments, Series 2013A, 5.000%, 11/01/48	11/23 at 100.00	BB+	1,010,400
1,167	Clayton County Development Authority, Georgia, Special Facilities Revenue Bonds, Delta Air Lines, Inc Project, Series 2009A, 8.750%, 6/01/29	3/21 at 100.00	B+	1,173,537

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$1,880	Douglas County Development Authority, Georgia, Charter School Revenue Bonds, Brighten Academy Project, Series 2013A, 7.125%, 10/01/43	10/23 at 100.00	N/R	$2,012,671
1,000	Fulton County Development Authority, Georgia, Revenue Bonds, Amana Academy Project, Series 2013A, 6.500%, 4/01/43 (Pre-refunded 4/01/23)	4/23 at 100.00	N/R (7)	1,131,060
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
211	5.500%, 7/15/23 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (7)	216,306
767	5.500%, 7/15/30 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (7)	785,190
841	5.500%, 1/15/36 (Pre-refunded 7/15/21)	7/21 at 100.00	N/R (7)	862,001
6,866	Total Georgia			7,191,165
	Guam – 0.0% (0.0% of Total Investments)
330	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43 (AMT)	10/23 at 100.00	BB+	356,971
	Idaho – 0.1% (0.1% of Total Investments)
500	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Tender Option Bond Trust 2016-XG0066, 17.057%, 3/01/47, 144A (IF) (6)	3/22 at 100.00	A-	560,445
565	Idaho Housing and Finance Association NonProfit Facilities Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A, 5.250%, 7/01/55, 144A	7/25 at 100.00	N/R	578,588
1,065	Total Idaho			1,139,033
	Illinois – 25.6% (18.1% of Total Investments)
492	Bolingbrook, Illinois, Sales Tax Revenue Bonds, Series 2005, 6.250%, 1/01/24	3/21 at 100.00	N/R	470,631
10,670	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46 (UB) (6)	4/27 at 100.00	A-	13,063,814
1,500	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Project Series 2015C, 5.250%, 12/01/39	12/24 at 100.00	BB-	1,671,225
1,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2010F, 5.000%, 12/01/31	3/21 at 100.00	B1	1,002,940
15,385	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	BB-	18,849,856
2,025	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB-	2,492,734
9,910	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	BB-	12,911,144
3,000	Chicago Greater Metropolitan Water Reclamation District, Illinois, General Obligation Bonds, Capital Improvement, Green 2014 Series 2015A, 5.000%, 12/01/44 (UB) (6)	12/24 at 100.00	AA	3,478,200
7,500	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40 (Pre-refunded 12/01/21) (UB) (6)	12/21 at 100.00	A3 (7)	7,821,225
1,308	Chicago, Illinois, Certificates of Participation Tax Increment Bonds, 35th and State Redevelopoment Project, Series 2012, 6.100%, 1/15/29	2/21 at 100.00	N/R	1,308,117
2,274	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds, Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26 (4)	3/21 at 100.00	N/R	1,689,476
5,000	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Refunding Senior Lien Series 2018A, 4.000%, 1/01/43 (AMT) (UB) (6)	1/29 at 100.00	A	5,769,400

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$30,500	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Series 2018B, 5.000%, 1/01/48 (UB) (6)	1/29 at 100.00	A	$37,745,580
2,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.250%, 1/01/30	1/24 at 100.00	Ba1	2,201,060
9,400	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB-	11,452,020
1,000	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2005D, 5.500%, 1/01/37	1/25 at 100.00	Ba1	1,129,900
130	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB-	146,686
	Chicago, Illinois, General Obligation Bonds, Series 2019A:
7,500	5.000%, 1/01/44 (UB) (6)	1/29 at 100.00	BBB-	8,803,275
8,000	5.500%, 1/01/49 (UB) (6)	1/29 at 100.00	BBB-	9,668,720
1,500	Chicago, Illinois, General Obligation Bonds, VAribale Rate Demand Series 2007F, 5.500%, 1/01/42	1/25 at 100.00	Ba1	1,691,235
5,000	Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP, Series 2016A, 6.375%, 11/01/46, 144A (4)	11/26 at 100.00	N/R	3,947,400
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
25	4.000%, 2/15/41 (Pre-refunded 2/15/27) (UB)	2/27 at 100.00	N/R (7)	30,130
495	4.000%, 2/15/41 (Pre-refunded 2/15/27) (UB)	2/27 at 100.00	N/R (7)	596,579
10,655	4.000%, 2/15/41 (UB)	2/27 at 100.00	Aa2	12,169,502
1,000	Illinois Finance Authority, Revenue Bonds, Lake Forest College, Series 2012A, 6.000%, 10/01/48	10/22 at 100.00	BBB-	1,044,440
5,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Series 2017A, 4.000%, 7/15/47 (UB) (6)	1/28 at 100.00	Aa2	5,643,850
2,000	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2018B, 6.125%, 4/01/58, 144A	10/28 at 100.50	N/R	2,374,080
	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Tender Option Bond Trust 2015-XF0121:
1,685	21.734%, 8/15/41 – AGM Insured, 144A (IF) (6)	8/21 at 100.00	A2	1,861,268
250	21.749%, 8/15/41 – AGM Insured, 144A (IF) (6)	8/21 at 100.00	A2	276,173
5,000	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2016B, 4.000%, 8/15/41 (UB) (6)	2/27 at 100.00	A1	5,602,300
1,715	Illinois State, General Obligation Bonds, May Series 2020, 5.750%, 5/01/45	5/30 at 100.00	BBB-	2,163,370
	Illinois State, General Obligation Bonds, November Series 2016:
1,000	5.000%, 11/01/35	11/26 at 100.00	BBB-	1,147,430
1,000	5.000%, 11/01/37	11/26 at 100.00	BBB-	1,145,420
9,945	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/27 (UB) (6)	No Opt. Call	BBB-	11,948,420
630	Illinois State, General Obligation Bonds, Series 2012A, 5.000%, 3/01/36	3/22 at 100.00	BBB-	649,952
5,445	Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding Junior Obligation September Series 2016C, 4.000%, 6/15/31 (UB) (6)	6/26 at 100.00	BBB	5,944,851

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,000	Lombard Public Facilities Corporation, Illinois, Conference Center and Hotel Revenue Bonds, First Tier Series 2005A-2, 5.500%, 1/01/36, 144A (4)	3/28 at 100.00	N/R	$1,963,480
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2020A:
16,000	4.000%, 6/15/50	12/29 at 100.00	BB+	17,547,200
45,550	4.000%, 6/15/50 (UB) (6)	12/29 at 100.00	BB+	49,954,685
2,500	5.000%, 6/15/50	12/29 at 100.00	BB+	2,987,775
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 6.000%, 6/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (7)	815,704
830	Rantoul, Champaign County, Illinois, Tax Increment Revenue Bonds, Evans Road Series 2013B, 7.000%, 12/01/33	12/23 at 100.00	N/R	854,261
	Sales Tax Securitization Corporation, Illinois, Sales Tax Securitzation Bonds, Series 2018C:
9,875	5.000%, 1/01/36 (UB) (6)	1/29 at 100.00	AA-	12,320,544
17,750	5.250%, 1/01/48 (UB) (6)	1/29 at 100.00	AA-	21,894,802
895	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project Revenue Bonds, Series 2007, 4.800%, 1/01/26 (4)	2/21 at 100.00	N/R	366,950
267,139	Total Illinois			308,617,804
	Indiana – 1.0% (0.7% of Total Investments)
2,445	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A, 6.650%, 7/15/24	3/21 at 100.00	N/R	2,500,893
1,000	Indiana Bond Bank, Special Program Bonds, Hendricks Regional Health Project, Tender Option Bond Trust 2016-XL0019, 18.525%, 4/01/30 – AMBAC Insured, 144A (IF) (6)	No Opt. Call	AA	2,458,740
1,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Discovery Charter School Project, Series 2015A, 7.250%, 12/01/45	12/25 at 100.00	BB-	1,105,780
2,000	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Series 2012, 5.750%, 8/01/42 (AMT)	8/22 at 100.00	Caa2	2,075,460
500	Indiana Finance Authority, Hospital Revenue Bonds, King's Daughters' Hospital and Health Services, Series 2010, 5.500%, 8/15/45	3/21 at 100.00	Baa2	501,120
880	Saint Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village Apartments, Series 2005A, 7.500%, 7/01/35	3/21 at 100.00	N/R	889,310
1,000	Shoals, Indiana, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Series 2013, 7.250%, 11/01/43 (AMT)	11/23 at 100.00	N/R	1,066,500
1,375	Terre Haute, Indiana, Economic Development Solid Waste Facility Revenue Bonds, Pyrolyx USA Indiana, LLC Project, Series 2017A, 7.250%, 12/01/28 (AMT) (4)	No Opt. Call	N/R	825,000
10,200	Total Indiana			11,422,803
	Iowa – 0.6% (0.4% of Total Investments)
1,030	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba3	1,072,972
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B	2,219,400

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
$1,000	5.375%, 6/01/38	3/21 at 100.00	B-	$1,015,330
2,900	5.625%, 6/01/46	3/21 at 100.00	B-	2,944,457
6,930	Total Iowa			7,252,159
	Kansas – 0.6% (0.4% of Total Investments)
5,305	University of Kansas Hospital Authority, Health Facilities Revenue Bonds, KU Health System, Refunding & Improvement Series 2015, 5.000%, 9/01/45 (UB) (6)	9/25 at 100.00	AA-	6,155,498
1,000	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds, Vacation Village Project Area 1 and 2A, Series 2015, 5.750%, 9/01/32	9/25 at 100.00	N/R	1,005,610
6,305	Total Kansas			7,161,108
	Kentucky – 5.6% (4.0% of Total Investments)
1,385	Bell County, Kentucky, Special Assessment Industrial Building Revenue Bonds, Boone's Ridge Project, Series 2020, 6.000%, 12/01/40	12/30 at 100.00	N/R	1,442,256
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A:
5,450	5.000%, 6/01/41	6/27 at 100.00	BB+	6,077,404
3,300	5.000%, 6/01/45	6/27 at 100.00	BB+	3,627,855
12,665	5.000%, 6/01/45 (UB) (6)	6/27 at 100.00	BB+	13,923,268
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A:
11,000	5.000%, 7/01/37 (UB)	7/25 at 100.00	Baa2	12,463,330
9,295	5.000%, 7/01/40 (UB)	7/25 at 100.00	Baa2	10,490,058
16,800	5.000%, 1/01/45 (UB)	7/25 at 100.00	Baa2	18,826,920
1,000	Newport, Kentucky, Special Obligation Revenue Bonds, Newport Clifton Project, Series 2020B, 5.500%, 12/01/60	12/30 at 100.00	N/R	1,010,510
60,895	Total Kentucky			67,861,601
	Louisiana – 1.0% (0.7% of Total Investments)
2,050	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	2,142,886
500	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Lake Charles College Prep Project, Series 2019A, 5.000%, 6/01/58, 144A	6/27 at 100.00	N/R	516,670
500	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/57, 144A	4/27 at 100.00	N/R	511,135
1,910	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A	7/23 at 100.00	N/R	2,016,043
1,615	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 7.750%, 12/15/31	12/21 at 100.00	N/R	1,679,971
2,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2017, 5.250%, 10/01/33 (5)	No Opt. Call	BBB	2,104,360
2,110	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.125%, 12/15/33	12/23 at 100.00	N/R	2,279,180

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana (continued)
$2,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (AMT), 144A (4)	No Opt. Call	N/R	$20
540	Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics, LP Project, Series 2010, 6.350%, 7/01/40, 144A	6/30 at 100.00	BB-	696,940
13,225	Total Louisiana			11,947,205
	Maryland – 0.8% (0.6% of Total Investments)
1,595	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017, 5.000%, 9/01/42	9/27 at 100.00	BB-	1,666,360
3,000	Maryland Economic Development Corporation, Port Facilities Revenue Bonds, CNX Marine Terminals Inc Port of Baltimore Facility, Refunding Series 2010, 5.750%, 9/01/25	3/21 at 100.00	BB-	3,033,600
4,000	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%, 12/01/31 (4)	3/21 at 100.00	N/R	2,400,000
2,500	Maryland Economic Development Corporation, Revenue Bonds, Chesapeake Bay Hyatt Conference Center, Series 2006B, 5.250%, 12/01/31 (4)	3/21 at 100.00	N/R	1,500,000
1,000	Maryland Economic Development Corporation, Special Obligation Bonds, Port Covington Project, Series 2020, 4.000%, 9/01/50	9/30 at 100.00	N/R	1,094,050
12,095	Total Maryland			9,694,010
	Massachusetts – 1.3% (0.9% of Total Investments)
5,735	Massachusetts Educational Financing Authority, Education Loan Revenue Bonds, Issue K, Series 2017B, 4.250%, 7/01/46 (AMT) (UB) (6)	7/26 at 100.00	A	6,187,835
5,000	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016A, 5.000%, 3/01/46 (UB) (6)	3/24 at 100.00	AA	5,669,200
2,985	Massachusetts State, General Obligation Bonds, Consolidated Loan, Series 2016E, 4.000%, 4/01/33 (UB) (6)	4/25 at 100.00	AA	3,389,229
13,720	Total Massachusetts			15,246,264
	Michigan – 1.6% (1.1% of Total Investments)
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
5	5.500%, 5/01/21 – ACA Insured	3/21 at 100.00	B-	5,010
170	5.500%, 5/01/21	3/21 at 100.00	B-	169,226
88	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/22	3/21 at 100.00	N/R	87,740
1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hanley International Academy, Inc Project, Refunding Series 2021, 5.000%, 9/01/40 (WI/DD, Settling 2/23/21)	8/31 at 100.00	BB	1,119,440
900	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hope Academy Project, Series 2011, 8.125%, 4/01/41	4/21 at 100.00	B	869,310
1,235	Michigan Finance AuthorIty, Public School Academy Limited Obligation Revenue Bonds, Voyageur Academy Project, Refunding Series 2017 Private Placement of 2017, 5.900%, 7/15/46, 144A	7/27 at 100.00	N/R	1,101,299
	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2015A:
2,225	4.350%, 10/01/45 (UB) (6)	10/24 at 100.00	AA	2,408,095
4,500	4.600%, 4/01/52 (UB) (6)	10/24 at 100.00	AA	4,885,155

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$1,515	Michigan Public Educational Facilities Authority, Charter School Revenue Bonds, American Montessori Academy, Series 2007, 6.500%, 12/01/37	3/21 at 100.00	N/R	$1,517,318
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Chandler Park Academy Project, Series 2008, 6.500%, 11/01/35	3/21 at 100.00	BBB-	1,002,440
1,000	Michigan Public Educational Facilities Authority, Limited Obligation Revenue Bonds, Richfield Public School Academy, Series 2007, 5.000%, 9/01/36	3/21 at 100.00	BBB-	1,001,030
100,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Capital Appreciation Turbo Term Series 2008C, 0.000%, 6/01/58	6/33 at 11.41	N/R	4,808,000
500	Summit Academy, Michigan, Revenue Bonds, Public School Academy Series 2005, 6.375%, 11/01/35	3/21 at 100.00	B+	500,630
114,138	Total Michigan			19,474,693
	Minnesota – 0.6% (0.4% of Total Investments)
665	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Athlos Leadership Academy Project, Series 2015A, 5.500%, 7/01/35	7/25 at 100.00	N/R	717,808
1,000	Columbus, Minnesota, Charter School Lease Revenue Bonds, New Millennium Academy Project, Series 2015A, 6.000%, 7/01/45	7/25 at 100.00	B	1,022,050
505	Greenwood, Minnesota, Charter School Lease Revenue Bonds, Main Street School of Performing Arts Project, Series 2016A, 5.000%, 7/01/47	7/26 at 100.00	N/R	528,346
100	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Northeast College Prep Project, Series 2020A, 5.000%, 7/01/55	7/30 at 100.00	N/R	107,290
2,000	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community School of Excellence, Series 2016A, 5.750%, 7/01/47, 144A	7/26 at 100.00	N/R	2,179,960
3,000	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A	10/22 at 100.00	Ba1	3,080,250
7,270	Total Minnesota			7,635,704
	Mississippi – 0.1% (0.1% of Total Investments)
500	Mississippi Business Finance Corporation, Gulf Opportunity Zone Revenue Bonds, King Edward Mixed-Use Project, Refunding Series 2019A, 4.250%, 10/15/49 (Mandatory Put 10/15/39), 144A	10/26 at 100.00	N/R	467,515
576	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care Apartments, Series 2004-2, 6.125%, 9/01/34 (AMT)	3/21 at 100.00	N/R	575,699
1,076	Total Mississippi			1,043,214
	Missouri – 1.4% (1.0% of Total Investments)
655	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	668,690
2,000	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty Commons Project, Subordinate Lien Series 2015B, 8.500%, 6/15/46, 144A	6/25 at 100.00	N/R	2,059,720
10,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C, 4.000%, 11/15/49 (UB) (6)	11/27 at 100.00	A+	11,288,200
1,100	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.350%, 6/15/32	3/21 at 100.00	N/R	1,100,011

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$1,353	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Fashion Square Redevelopment Project, Series 2008A, 6.300%, 8/22/26	3/21 at 100.00	N/R	$1,357,911
732	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment Projects, Series 2007A, 6.000%, 12/31/26	No Opt. Call	N/R	183,000
15,840	Total Missouri			16,657,532
	Nevada – 1.4% (1.0% of Total Investments)
995	City of Henderson, Nevada, Local Improvement District No T-20 Rainbow Canyon, Local Improvement Bonds, Series 2018, 5.375%, 9/01/48	9/28 at 100.00	N/R	1,111,654
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra BioFuels LLC Project, Green Series 2020, 6.750%, 2/15/38, 144A	2/31 at 100.00	N/R	2,036,360
2,000	Director of Nevada State Department of Business & Industry, Environmental Improvement Revenue Bonds, Fulcrum Sierra Holdings LLC, Green Series 2019, 5.750%, 2/15/38 (AMT), 144A	8/29 at 100.00	N/R	1,876,120
10,000	Las Vegas Convention and Visitors Authority, Nevada, Convention Center Expansion Revenue Bonds, Series 2018B, 4.000%, 7/01/49 (UB) (6)	7/28 at 100.00	A	11,155,500
575	North Las Vegas, Nevada, Local Improvement Bonds, Special Improvement District 64 Valley Vista, Series 2019, 4.625%, 6/01/49	12/28 at 100.00	N/R	620,988
15,570	Total Nevada			16,800,622
	New Jersey – 5.4% (3.8% of Total Investments)
2,500	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Health Department & Taxation Division Office Project, Series 2018A, 5.000%, 6/15/47 (UB) (6)	12/27 at 100.00	BBB	2,974,125
5,000	New Jersey Economic Development Authority, Lease Revenue Bonds, State Government Buildings-Juvenile Justice Commission Facilities Project, Series 2018C, 5.000%, 6/15/47 (UB) (6)	12/27 at 100.00	BBB	5,948,250
9,500	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42 (UB) (6)	6/27 at 100.00	BBB	11,270,230
4,100	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 1999, 5.250%, 9/15/29 (AMT)	8/22 at 101.00	B+	4,372,486
2,080	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental Airlines Inc, Series 2000A & 2000B, 5.625%, 11/15/30 (AMT)	3/24 at 101.00	B+	2,333,677
5,200	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	3/21 at 100.00	BB+	5,217,888
40,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C, 0.000%, 12/15/36 – AMBAC Insured (UB) (6)	No Opt. Call	BBB	28,163,600
1,750	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2019BB, 4.000%, 6/15/50	12/28 at 100.00	BBB	1,962,432
2,200	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	2,623,082
72,330	Total New Jersey			64,865,770
	New Mexico – 0.5% (0.4% of Total Investments)
320	Mariposa East Public Improvement District, New Mexico, Revenue Bonds, Capital Appreciation Taxable Series 2015D, 0.000%, 3/01/32	3/21 at 58.09	N/R	158,394

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Mexico (continued)
$50	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015A, 5.900%, 9/01/32	9/25 at 100.00	N/R	$51,449
215	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015B, 5.900%, 9/01/32	9/25 at 100.00	N/R	221,231
375	Mariposa East Public Improvement District, New Mexico, Special Levy Revenue Bonds, Series 2015C, 5.900%, 9/01/32	No Opt. Call	N/R	382,043
1,210	Mesa Del Sol Public Improvement District 1, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2013, 7.250%, 10/01/43	10/23 at 100.00	N/R	1,255,919
1,020	Volterra Public Improvement District, Albuquerque, New Mexico, Special Levy Revenue Bonds, Series 2014, 6.750%, 10/01/33	10/24 at 100.00	N/R	1,054,180
1,500	Winrock Town Center Tax Increment Development District 1, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Subordinate Lien Series 2020, 8.000%, 5/01/40, 144A	11/23 at 103.00	N/R	1,527,330
1,452	Winrock Town Center Tax Increment Development District, Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds, Senior Lien Series 2015, 6.000%, 5/01/40, 144A	3/21 at 103.00	N/R	1,481,751
6,142	Total New Mexico			6,132,297
	New York – 9.8% (6.9% of Total Investments)
2,455	Build NYC Resource Corporation, New York, Revenue Bonds, Albert Einstein College of Medicine, Inc, Series 2015, 5.500%, 9/01/45, 144A	9/25 at 100.00	N/R	2,745,893
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020A-1:
5,000	5.250%, 6/01/40, 144A	12/30 at 100.00	N/R	5,084,150
2,000	5.500%, 6/01/55, 144A	12/30 at 100.00	N/R	2,033,240
	Build NYC Resource Corporation, New York, Revenue Bonds, Family Life Academy Charter School, Series 2020C-1:
1,000	5.000%, 6/01/40, 144A	12/30 at 100.00	N/R	1,057,230
2,000	5.000%, 6/01/55, 144A	12/30 at 100.00	N/R	2,073,780
10,000	Dormitory Authority of the State of New York, Revenue Bonds, Montefiore Obligated Group, Series 2020A, 3.000%, 9/01/50 – AGM Insured (UB) (6)	3/30 at 100.00	A2	10,380,900
200	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/36, 144A	6/27 at 100.00	BBB-	233,804
1,000	Hempstead Town Local Development Corporation, New York, Education Revenue Bonds, The Academy Charter School Project, Series 2020A, 5.730%, 2/01/50	2/30 at 100.00	N/R	1,116,040
1,000	Madison County Capital Resource Corporation, New York, Revenue Bonds, Cazenovia College Project, Series 2019A, 5.500%, 9/01/22	6/22 at 100.00	N/R	1,002,460
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-1, 5.000%, 11/15/43 (UB) (6)	11/30 at 100.00	BBB+	1,253,650
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Green Climate Bond Certified Series 2020D-3, 4.000%, 11/15/49 (UB) (6)	11/30 at 100.00	BBB+	1,144,410
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2016C-1, 5.000%, 11/15/56 (UB) (6)	11/26 at 100.00	BBB+	11,577,900
14,260	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds, Sustainable Neighborhood Series 2018K, 4.125%, 11/01/53 (UB) (6)	9/26 at 100.00	Aa2	15,620,974

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
$1,500	5.750%, 10/01/37 (4)	3/21 at 100.00	N/R	$1,125,000
5,000	5.880%, 10/01/46 (4)	3/21 at 100.00	N/R	3,750,000
320	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special Needs Facilities Pooled Program, Series 2008A-1, 5.800%, 7/01/23	3/21 at 100.00	N/R	306,835
7,075	New York City, New York, General Obligation Bonds, Fiscal 2017 Series A-1, 5.000%, 8/01/38 (UB) (6)	8/26 at 100.00	AA-	8,549,855
2,000	New York Counties Tobacco Trust IV, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2005A, 5.000%, 6/01/42	2/21 at 100.00	B-	2,021,880
500	New York Liberty Development Corporation, Liberty Revenue Bonds, Secured by Port Authority Consolidated Bonds, Tender Option Bonds Trust 2016-XG0062, 18.115%, 12/15/41, 144A (IF) (6)	12/21 at 100.00	A+	571,905
1,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	1,086,340
3,250	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 2 Series 2014, 5.150%, 11/15/34, 144A	11/24 at 100.00	N/R	3,606,363
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 3 Series 2014, 7.250%, 11/15/44, 144A	11/24 at 100.00	N/R	6,647,160
4,985	New York Transportation Development Corporation, New York, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 – AGM Insured (AMT) (UB) (6)	7/24 at 100.00	A2	5,666,350
10,000	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/31 (AMT)	8/21 at 100.00	B-	10,151,700
3,070	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc John F Kennedy International Airport Project, Series 2020, 5.375%, 8/01/36 (AMT)	8/30 at 100.00	B-	3,580,879
3,265	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Series 2017, 5.000%, 4/15/57 (UB) (6)	4/27 at 100.00	A+	3,916,792
605	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (AMT)	3/21 at 100.00	N/R	610,844
9,975	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester Medical Center Obligated Group Project, Refunding Series 2016, 5.000%, 11/01/46 (UB) (6)	11/25 at 100.00	BBB-	11,122,723
109,460	Total New York			118,039,057
	North Carolina – 0.1% (0.1% of Total Investments)
940	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Tender Option Bond Trust 2016-XF2222, 18.782%, 1/15/42, 144A (IF)	4/21 at 100.00	AA-	951,017
	North Dakota – 0.1% (0.1% of Total Investments)
2,000	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (4)	9/23 at 100.00	N/R	1,205,000

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 6.8% (4.8% of Total Investments)
$82,120	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57	6/30 at 22.36	N/R	$13,116,206
32,045	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series 2020B-2 Class 2, 5.000%, 6/01/55	6/30 at 100.00	N/R	37,367,995
5,455	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien Series 2007A-3, 6.250%, 6/01/37 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (7)	5,897,892
1,500	Butler County Port Authority, Ohio, Public Infrastructure Revenue Bonds, Liberty Center Project, Liberty Community Authority, Series 2014C, 6.000%, 12/01/43	12/22 at 100.00	N/R	1,517,445
340	Evans Farm New Communty Authority, Ohio, Community Development Charge Revenue Bonds, Evans Farm Mixed-Use Project, Series 2020, 4.000%, 12/01/46	6/29 at 100.00	N/R	345,882
11,160	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group, Series 2016, 4.000%, 8/01/47 (UB) (6)	8/26 at 100.00	A2	12,386,038
2,800	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/21 (4)	No Opt. Call	N/R	3,500
3,310	Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49 (AMT), 144A	7/29 at 100.00	B-	3,712,628
365	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23 (4)	No Opt. Call	N/R	456
4,750	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)	No Opt. Call	N/R	5,938
3,085	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Generating Corporation Project, Refunding Series 2006A, 3.000%, 5/15/49 (4)	No Opt. Call	N/R	3,856
3,000	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2005B, 4.000%, 1/01/34 (4)	No Opt. Call	N/R	3,750
255	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008B, 3.625%, 10/01/33 (4)	No Opt. Call	N/R	319
1,015	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2008C, 3.950%, 11/01/32 (4)	No Opt. Call	N/R	1,269
2,725	Ohio Water Development Authority, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generating Corporation Project, Refunding Series 2010A, 3.750%, 7/01/33 (4)	No Opt. Call	N/R	3,406
3,000	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 4.375%, 6/01/33 (Mandatory Put 6/01/22)	No Opt. Call	N/R	3,022,500
1,000	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation Tax Increment Financing Revenue Bonds, Cooperative Township Public Parking Project, Gallery at Kenwood, Senior Lien Series 2019A, 5.000%, 11/01/51	11/30 at 100.00	N/R	1,004,870
1,500	Southern Ohio Port Authority, Ohio, Facility Revenue Bonds, Purecycle Project, Series 2020A, 7.000%, 12/01/42 (AMT), 144A	12/27 at 103.00	N/R	1,629,735
2,000	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	2,147,900
161,425	Total Ohio			82,171,585

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Oklahoma – 1.7% (1.2% of Total Investments)
$1,550	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26 (Pre-refunded 8/25/21), 144A	8/21 at 100.00	N/R (7)	$1,621,734
15,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2000B, 5.500%, 6/01/35 (AMT)	6/23 at 100.00	N/R	15,897,000
2,600	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc, Refunding Series 2001B, 5.500%, 12/01/35 (AMT)	6/23 at 100.00	N/R	2,754,076
19,150	Total Oklahoma			20,272,810
	Oregon – 0.1% (0.1% of Total Investments)
	Clackamas and Washington Counties School District 3JT, Oregon, General Obligation Bonds, Series 2020A:
1,750	0.000%, 6/15/49	6/30 at 57.54	Aa1	796,740
2,000	0.000%, 6/15/50	6/30 at 55.67	Aa1	878,640
3,750	Total Oregon			1,675,380
	Pennsylvania – 1.8% (1.3% of Total Investments)
1,000	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series 2021, 6.000%, 5/01/42, 144A	5/31 at 100.00	N/R	1,217,220
1,250	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue Bonds, City Center Project, Subordinate Lien, Series 2018, 5.125%, 5/01/32, 144A	5/28 at 100.00	N/R	1,447,137
2,500	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.500%, 4/01/41 (4)	No Opt. Call	N/R	3,125
2,715	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35 (4)	No Opt. Call	N/R	3,394
290	Berks County Municipal Authority, Pennsylvania, Revenue Bonds, Alvernia University Project, Series 2020, 5.000%, 10/01/49	10/29 at 100.00	BB+	305,182
1,000	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2017, 5.125%, 10/15/41, 144A	10/27 at 100.00	BB	998,780
1,500	Dauphin County General Authority, Pennsylvania, Revenue Bonds, Harrisburg University of Science & Technology Project, Series 2020, 6.250%, 10/15/53, 144A	10/28 at 100.00	BB	1,589,985
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-1, 10.000%, 12/01/40, 144A	6/30 at 100.00	N/R	1,862,777
1,720	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project, Series 2020A-2, 10.000%, 12/01/40 (AMT), 144A	6/30 at 100.00	N/R	1,862,777
5	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41 (4)	No Opt. Call	N/R	6
6,650	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38	9/25 at 100.00	CCC+	6,017,585
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Series 2020A, 5.375%, 6/15/50, 144A	12/27 at 100.00	N/R	1,055,690

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Mariana Bracetti Academy Project, Taxable Series 2020B:
$995	6.875%, 12/15/35, 144A	12/27 at 100.00	N/R	$1,009,537
1,000	7.125%, 12/15/44, 144A	12/27 at 100.00	N/R	1,019,960
2,500	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Nueva Esperanza, Inc - Esperanza Academy Charter School, Series 2013, 8.000%, 1/01/33 (Pre-refunded 1/01/23)	1/23 at 100.00	N/R (7)	2,863,425
510	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/36	7/22 at 100.00	Ba1	540,116
180	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%, 11/15/28	5/24 at 100.00	BB+	183,260
26,535	Total Pennsylvania			21,979,956
	Puerto Rico – 7.3% (5.1% of Total Investments)
	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A:
4,870	5.125%, 7/01/37	7/22 at 100.00	CCC	5,125,675
1,000	5.250%, 7/01/42	7/22 at 100.00	CCC	1,053,750
2,000	6.000%, 7/01/47	7/22 at 100.00	CCC	2,132,500
8,625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Federally Taxable Build America Bonds, Series 2010YY, 4.050%, 7/01/40 (4)	3/21 at 100.00	D	7,363,594
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A:
4,835	3.957%, 7/01/42 (4)	7/22 at 100.00	D	4,133,925
185	3.961%, 7/01/42 (4)	7/22 at 100.00	D	157,944
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 3.999%, 7/01/21 (4)	No Opt. Call	N/R	1,642,500
1,025	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007TT, 3.957%, 7/01/37 (4)	3/21 at 100.00	D	876,375
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010AAA:
5,690	3.978%, 7/01/22 (4)	3/21 at 100.00	D	4,872,062
1,186	3.978%, 7/01/28 (4)	3/21 at 100.00	D	1,015,512
890	3.978%, 7/01/29 (4)	3/21 at 100.00	D	762,063
658	3.978%, 7/01/31 (4)	3/21 at 100.00	D	563,413
405	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010CCC, 3.957%, 7/01/28 (4)	3/21 at 100.00	D	346,275
1,350	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 3.978%, 7/01/40 (4)	3/21 at 100.00	D	1,155,937
3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010ZZ, 3.978%, 7/01/25 (4)	3/21 at 100.00	D	2,568,750
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2013A, 4.102%, 7/01/36 (4)	7/23 at 100.00	D	877,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Puerto Rico (continued)
	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW:
$360	3.988%, 7/01/22 (4)	3/21 at 100.00	D	$308,700
710	3.988%, 7/01/23 (4)	3/21 at 100.00	D	608,825
375	5.250%, 7/01/33 (4)	3/21 at 100.00	D	321,094
5,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Taxable Build America Bond Series 2010EE, 4.044%, 7/01/32 (4)	3/21 at 100.00	D	4,688,751
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1:
57,000	0.000%, 7/01/46	7/28 at 41.38	N/R	18,037,650
76,600	0.000%, 7/01/51	7/28 at 30.01	N/R	17,612,638
1,000	4.750%, 7/01/53	7/28 at 100.00	N/R	1,121,611
6,000	5.000%, 7/01/58	7/28 at 100.00	N/R	6,841,261
4,500	Puerto Rico, General Obligation Bonds, Public Improvement, Series 2014A, 3.180%, 7/01/35 (4)	3/21 at 100.00	D	3,296,250
190,764	Total Puerto Rico			87,484,555
	Rhode Island – 0.2% (0.2% of Total Investments)
18,260	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	2/21 at 15.73	CCC-	2,917,400
	South Carolina – 2.7% (1.9% of Total Investments)
4,000	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007A, 7.750%, 11/01/39 (4)	3/21 at 100.00	N/R	840,000
3,477	Lancaster County, South Carolina, Special Assessment Bonds, Edgewater II Improvement District, Series 2007B, 7.700%, 11/01/21 (4)	No Opt. Call	N/R	730,170
5,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Custodial Receipts CR-086, 5.000%, 8/15/36 (Pre-refunded 8/15/26), 144A	8/26 at 100.00	N/R (7)	6,220,850
400	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Hilton Head Christian Academy, Series 2020, 5.000%, 1/01/55, 144A	1/30 at 100.00	N/R	401,124
980	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Midland Valley Preparatory School Project, Series 2014, 7.750%, 11/15/45, 144A	11/24 at 100.00	N/R	1,104,176
4,215	South Carolina Jobs-Economic Development Authority, Educational Facilities Revenue Bonds, Lowcountry Leadership Charter School Project, Series 2019A, 5.000%, 12/01/49, 144A	12/29 at 100.00	Baa3	4,852,687
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2011A, 6.500%, 8/01/39 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 100.00	AA (7)	1,289,700
3,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/46 (UB) (6)	12/26 at 100.00	A-	3,657,000
11,615	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.000%, 12/01/49 (UB) (6)	6/24 at 100.00	A-	13,147,832
33,937	Total South Carolina			32,243,539

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee – 2.6% (1.8% of Total Investments)
$1,000	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 5.625%, 1/01/46	7/27 at 100.00	N/R	$1,003,490
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
11,095	5.000%, 7/01/40 (UB)	7/26 at 100.00	Aa1	13,073,571
5,240	5.000%, 7/01/46 (UB) (6)	7/26 at 100.00	Aa1	6,109,054
5,000	The Health and Educational Facilities Board of the City of Franklin, Tennessee, Revenue Bonds, Provision Cares Proton Therapy Center, Nashville Project, Series 2017A, 7.500%, 6/01/47, 144A (4)	6/27 at 100.00	N/R	2,750,000
6,024	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	7,475,724
915	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds, Rutland Place Inc Project, Series 2015A, 5.500%, 1/01/46	3/21 at 100.00	N/R	760,713
29,274	Total Tennessee			31,172,552
	Texas – 3.4% (2.4% of Total Investments)
500	Celina, Texas, Special Assessment Revenue Bonds, Celina Sutton Fields II Public Improvement District Neighborhood Improvement Areas 2-3 Project, Series 2019, 4.250%, 9/01/49, 144A	9/29 at 100.00	N/R	545,810
1,000	Celina, Texas, Special Assessment Revenue Bonds, Creeks of Legacy Public Improvement District Phase 1 Project, Series 2014, 7.000%, 9/01/40	9/22 at 103.00	N/R	1,059,620
4,165	Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/48 (UB) (6)	12/25 at 100.00	Aa2	4,946,687
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2013A:
365	6.625%, 9/01/31	9/23 at 100.00	N/R	399,376
1,000	6.375%, 9/01/42	9/23 at 100.00	N/R	1,075,600
165	Fate, Rockwall County, Texas, Special Assessment Revenue Bonds, Williamsburg Public Improvement District 1 Phase 2B, 2C & 3A1, Series 2019, 4.250%, 8/15/49, 144A	8/27 at 100.00	N/R	180,332
1,500	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc Project, Series 2012A RMKT, 4.750%, 5/01/38	11/22 at 100.00	Baa2	1,594,620
1,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (AMT)	3/21 at 100.00	B3	1,001,090
125	Haslett, Texas, Special Assessment Revenue Bonds, Haslet Public Improvement District 5 Improvement Area 1 Project, Series 2019, 4.375%, 9/01/49, 144A	9/29 at 100.00	N/R	139,159
775	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A, 6.000%, 2/15/36	3/21 at 100.00	N/R	775,349
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Airlines Inc - Terminal Improvement Project, Refunding Series 2011, 6.625%, 7/15/38 (AMT)	7/21 at 100.00	B	1,034,320
3,165	Jefferson County Industrial Development Corporation, Texas, Hurricane Ike Disaster Area Revenue Bonds, Port of Beaumont Petroleum Transload Terminal, LLC Project, Series 2012, 8.250%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (7)	3,492,419
500	Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman Public Improvement District 1 Phase 1A-1B Project, Series 2021, 4.000%, 9/15/50, 144A (WI/DD, Settling 2/25/21)	9/31 at 100.00	N/R	512,120

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,170	McLendon-Chisholm, Texas, Special Assessment Revenue Bonds, Sonoma Public Improvement District Improvement Area 2 Project, Series 2019, 4.250%, 9/15/39, 144A	9/29 at 100.00	N/R	$1,333,695
	Mesquite, Texas, Special Assessment Bonds, Iron Horse Public Improvement District Project, Series 2019:
300	5.750%, 9/15/39, 144A	9/29 at 100.00	N/R	338,877
500	6.000%, 9/15/49, 144A	9/29 at 100.00	N/R	563,725
1,965	Mission Economic Development Corporation, Texas, Water Supply Revenue Bonds, Enviro Water Minerals Project, Green Bonds, Series 2015, 7.750%, 1/01/45 (AMT), 144A (4), (8)	1/26 at 102.00	N/R	50,442
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Corpus Christi I, LLC-Texas A&M University-Corpus Christi Project, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	B-	887,050
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation - San Antonio 1, LLC - Texas A&M University - San Antonio Project,, 5.000%, 4/01/48	4/26 at 100.00	BBB-	1,053,340
1,000	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series 2014A, 5.000%, 4/01/44	4/24 at 100.00	Baa3	1,030,890
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, NCCD - College Station Properties LLC - Texas A&M University Project, Series 2015A:
1,250	5.000%, 7/01/35	7/25 at 100.00	CCC	1,037,500
2,445	5.000%, 7/01/47	7/25 at 100.00	CCC	2,029,350
2,250	North Texas Tollway Authority, Special Projects System Revenue Bonds, Tender Option Bond Trust 2016-XG0036, 19.901%, 9/01/41 (Pre-refunded 9/01/21), 144A (IF) (7)	9/21 at 100.00	N/R	2,531,452
1,070	Oak Point, Denton County, Texas, Special Assessment Revenue Bonds, Oak Point Public Imporvement District 2 Project, Series 2020, 4.000%, 9/01/50, 144A	9/30 at 100.00	N/R	1,131,076
440	Port Beaumont Navigation District, Jefferson County, Texas, Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast Energy Project, Series 2020, 4.000%, 1/01/50 (AMT), 144A	1/22 at 103.00	N/R	457,428
205	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 1 Project, Series 2019, 4.750%, 9/01/49, 144A	9/29 at 100.00	N/R	227,859
185	Princeton, Texas, Special Assessment Revenue Bonds, Whitewing Trails Public Improvement District 2 Phase 2-6 Major Improvement Project, Series 2019, 5.500%, 9/01/39, 144A	9/29 at 100.00	N/R	212,215
2,000	Red River Health Facilities Development Corporation, Texas, First Mortgage Revenue Bonds, Eden Home Inc, Series 2012, 7.000%, 12/15/32 (4)	12/21 at 100.00	N/R	1,325,000
160	Rowlett, Texas, Special Assessment Revenue Bonds, Bayside Public Improvement District North Improvement Area, Series 2016, 5.750%, 9/15/36	3/24 at 102.00	N/R	167,664
5,000	Texas Department of Housing and Community Affairs, Single Family Mortgage Revenue Bonds, Series 2018A, 4.250%, 9/01/48 (UB) (6)	9/27 at 100.00	AA+	5,540,400
755	Texas Public Finance Authority Charter School Finance Corporation, Charter School Revenue Bonds, School of Excellence Education Project, Series 2004A, 7.000%, 12/01/34	3/21 at 100.00	B-	755,362

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$2,035	Texas State Affordable Housing Corporation Multifamily Housing Revenue Bonds, Peoples El Shaddai Village and St James Manor Apartments Project, Series 2016, 4.850%, 12/01/56, 144A	1/34 at 100.00	N/R	$2,250,435
1,653	Viridian Municipal Management District, Texas, Assessment Revenue Bonds, Series 2017, 4.250%, 12/01/44	12/25 at 100.00	N/R	1,788,893
41,643	Total Texas			41,469,155
	Utah – 0.3% (0.2% of Total Investments)
1,000	Utah Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High School Project, Series 2020A, 5.125%, 7/15/51, 144A	1/25 at 102.00	N/R	1,027,950
1,980	Utah Charter School Finance Authority, Charter School Revenue Bonds, Summit Academy High School, Series 2011A, 8.125%, 5/15/31 (Pre-refunded 5/15/21)	5/21 at 100.00	N/R (7)	2,025,025
2,980	Total Utah			3,052,975
	Vermont – 0.3% (0.2% of Total Investments)
3,400	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, University of Vermont Medical Center Project, Green Series 2016B, 5.000%, 12/01/46 (UB) (6)	6/26 at 100.00	A3	3,946,754
	Virgin Islands – 0.8% (0.6% of Total Investments)
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2014C:
1,000	5.000%, 10/01/30	10/24 at 100.00	N/R	946,760
5,000	5.000%, 10/01/39	10/24 at 100.00	N/R	4,567,650
1,000	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note - Diageo Project, Series 2009A, 6.750%, 10/01/37	3/21 at 100.00	Caa3	1,005,400
3,270	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Bond Anticipation Notes, Series 2020A, 7.500%, 7/01/22, 144A	No Opt. Call	N/R	3,272,653
10,270	Total Virgin Islands			9,792,463
	Virginia – 2.1% (1.5% of Total Investments)
762	Celebrate Virginia North Community Development Authority, Special Assessment Revenue Bonds, Series 2003B, 4.125%, 3/01/21 (4)	No Opt. Call	N/R	457,200
10,000	Industrial Development Authority of the City of Newport News, Virginia, Health System Revenue Bonds, Riverside Health System, Series 2017A, 5.000%, 7/01/46, 144A	7/27 at 100.00	N/R	11,369,100
1,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	2/21 at 100.00	B-	1,005,550
7,000	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019A, 5.500%, 7/01/54, 144A	7/34 at 100.00	N/R	6,583,360
7,000	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Provident Resource Group - Rixey Student Housing Project, Series 2019B, 7.500%, 7/01/52, 144A	No Opt. Call	N/R	6,126,960
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
80	6.000%, 1/01/37 (AMT)	7/22 at 100.00	BBB-	85,308
130	5.500%, 1/01/42 (AMT)	7/22 at 100.00	BBB-	136,343
25,972	Total Virginia			25,763,821

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington – 2.1% (1.5% of Total Investments)
$1,000	King County Public Hospital District 4, Washington, Hospital Revenue Bonds, Snoqualmie Valley Hospital, Series 2015A, 6.250%, 12/01/45	12/25 at 100.00	N/R	$1,095,930
1,000	Kitsap County Consolidated Housing Authority, Washington, Pooled Tax Credit Housing Revenue Bonds, Series 2007, 5.600%, 6/01/37 (AMT)	3/21 at 100.00	N/R	1,001,330
1,300	Port of Seattle Industrial Development Corporation, Washington, Special Facilities Revenue Refunding Bonds, Delta Air Lines, Inc Project, Series 2012, 5.000%, 4/01/30 (AMT)	4/23 at 100.00	BB	1,396,642
195	Tacoma Consolidated Local Improvement District 65, Washington, Special Assessment Bonds, Series 2013, 5.750%, 4/01/43	2/21 at 100.00	N/R	195,261
3,065	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2017A, 7.500%, 1/01/32 (AMT), 144A	1/28 at 100.00	N/R	2,298,750
545	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2018, 7.250%, 1/01/32 (AMT), 144A	1/28 at 100.00	N/R	408,750
1,565	Washington Economic Development Finance Authority, Environmental Facilities Revenue Bonds, Columbia Pulp I, LLC Project, Series 2019A, 7.500%, 1/01/32 (AMT), 144A	1/28 at 100.00	N/R	1,173,750
7,330	Washington Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical Center, Series 2017, 4.000%, 8/15/42 (UB)	8/27 at 100.00	BBB-	8,142,238
8,525	Washington State Higher Education Facilities Authority Revenue Bonds, Gonzaga University Project, Series 2019A, 3.000%, 4/01/49 (UB) (6)	10/29 at 100.00	A2	8,786,973
1,000	Washington State Housing Finance Commission, Non-Profit Housing Revenue Bonds, Mirabella Project, Series 2012A, 6.750%, 10/01/47, 144A	10/22 at 100.00	N/R	1,028,640
25,525	Total Washington			25,528,264
	West Virginia – 0.3% (0.2% of Total Investments)
1,348	Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint Issuers, Commercial Development Revenue Bonds, Scattered Site Housing Projects, Series 2010, 5.750%, 12/01/44	12/23 at 100.00	N/R	1,388,615
1,125	Monongalia County Commission, West Virginia, Special District Excise Tax Revenue, University Town Centre Economic Opportunity Development District, Refunding & Improvement Series 2017A, 5.750%, 6/01/43, 144A	6/27 at 100.00	N/R	1,218,375
1,000	West Virginia Economic Development Authority, Dock and Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC Project, Series 2020, 7.625%, 12/01/40, 144A	12/27 at 103.00	N/R	1,043,020
3,473	Total West Virginia			3,650,010
	Wisconsin – 5.6% (4.0% of Total Investments)
2,000	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, General Revenue Bonds, Refunding Series 2017, 6.750%, 6/01/32	12/27 at 100.00	N/R	2,056,920
150	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Founders Academy of Las Vegas, Series 2020A, 5.000%, 7/01/55, 144A	7/28 at 100.00	BB-	161,530
4,985	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, North Carolina Charter Educational Foundation Project, Series 2016A, 5.000%, 6/15/46, 144A	6/26 at 100.00	N/R	5,100,054
500	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Point College Preparatory, Series 2020A, 5.000%, 6/15/55, 144A	6/27 at 103.00	N/R	523,200

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series 2018A-1:
$13	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	$354
11	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	305
11	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	294
10	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	274
10	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	265
13	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	332
13	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	322
13	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	303
12	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	291
12	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	280
632	5.500%, 7/01/56, 144A (4)	3/28 at 100.00	N/R	486,618
14	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	302
13	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	288
13	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	276
13	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	262
12	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	251
12	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	238
12	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	228
12	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	220
11	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	209
12	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	215
148	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	2,410

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$24	0.000%, 1/01/46, 144A (4)	No Opt. Call	N/R	$704
24	0.000%, 1/01/47, 144A (4)	No Opt. Call	N/R	668
24	0.000%, 1/01/48, 144A (4)	No Opt. Call	N/R	654
23	0.000%, 1/01/49, 144A (4)	No Opt. Call	N/R	637
23	0.000%, 1/01/50, 144A (4)	No Opt. Call	N/R	604
25	0.000%, 1/01/51, 144A (4)	No Opt. Call	N/R	651
652	3.750%, 7/01/51, 144A (4)	3/28 at 100.00	N/R	443,091
25	0.000%, 1/01/52, 144A (4)	No Opt. Call	N/R	622
25	0.000%, 1/01/53, 144A (4)	No Opt. Call	N/R	603
25	0.000%, 1/01/54, 144A (4)	No Opt. Call	N/R	584
24	0.000%, 1/01/55, 144A (4)	No Opt. Call	N/R	564
24	0.000%, 1/01/56, 144A (4)	No Opt. Call	N/R	548
24	0.000%, 1/01/57, 144A (4)	No Opt. Call	N/R	530
23	0.000%, 1/01/58, 144A (4)	No Opt. Call	N/R	511
23	0.000%, 1/01/59, 144A (4)	No Opt. Call	N/R	498
23	0.000%, 1/01/60, 144A (4)	No Opt. Call	N/R	480
23	0.000%, 1/01/61, 144A (4)	No Opt. Call	N/R	460
23	0.000%, 1/01/62, 144A (4)	No Opt. Call	N/R	445
22	0.000%, 1/01/63, 144A (4)	No Opt. Call	N/R	430
22	0.000%, 1/01/64, 144A (4)	No Opt. Call	N/R	420
22	0.000%, 1/01/65, 144A (4)	No Opt. Call	N/R	403
22	0.000%, 1/01/66, 144A (4)	No Opt. Call	N/R	379
281	0.000%, 1/01/67, 144A (4)	No Opt. Call	N/R	4,588
4,700	Public Finance Authority of Wisconsin, Contract Revenue Bonds, Mercer Crossing Public Improvement District Project, Series 2017, 7.000%, 3/01/47, 144A	3/27 at 100.00	N/R	5,390,054
1,500	Public Finance Authority of Wisconsin, Education Revenue Bonds, Pioneer Springs Community School, Series 2020A, 6.250%, 6/15/40, 144A	6/27 at 100.00	N/R	1,577,730
2,000	Public Finance Authority of Wisconsin, Educational Facilities Revenue Bonds, Lake Erie College, Series 2019A, 5.875%, 10/01/54, 144A	10/29 at 100.00	N/R	2,091,620
830	Public Finance Authority of Wisconsin, Educational Facility Revenue Bonds, Cottonwood Classical Preparatory School in Albuquerque, New Mexico, Series 2012A, 6.250%, 12/01/42 (Pre-refunded 12/01/22)	12/22 at 100.00	N/R (7)	921,059
335	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2016, 4.000%, 8/01/35 (AMT)	8/26 at 100.00	N/R	338,628
	Public Finance Authority of Wisconsin, Limited Obligation Grant Revenue Bonds, American Dream @ Meadowlands Project, Series 2017A:
1,665	6.250%, 8/01/27, 144A	No Opt. Call	N/R	1,664,118
1,000	6.750%, 8/01/31, 144A	No Opt. Call	N/R	1,002,980

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017:
$2,000	6.750%, 12/01/42, 144A	12/27 at 100.00	N/R	$2,009,500
17,335	7.000%, 12/01/50, 144A	12/27 at 100.00	N/R	17,407,114
400	Public Finance Authority of Wisconsin, Retirement Facility Revenue Bonds, Shalom Park Development Project, Series 2019, 0.000%, 12/31/24, 144A	No Opt. Call	N/R	256,700
3,500	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Gulf Coast Zoo, Series 2018A, 6.500%, 9/01/48	9/28 at 100.00	N/R	3,176,985
500	Public Finance Authority of Wisconsin, Revenue Bonds, Alabama Proton Therapy Center, Senior Series 2017A, 7.000%, 10/01/47, 144A	10/27 at 100.00	N/R	578,090
	Public Finance Authority of Wisconsin, Revenue Bonds, Procure Proton Therapy Center, Senior Series 2018A:
2,415	6.950%, 7/01/38, 144A	7/28 at 100.00	N/R	2,651,646
4,585	7.000%, 7/01/48, 144A	7/28 at 100.00	N/R	5,033,184
1,060	Public Finance Authority of Wisconsin, Revenue Bonds, Roseman University of Health Sciences, Series 2015, 5.875%, 4/01/45	4/25 at 100.00	BB	1,187,666
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Continuing Care Retirement Community, Series 2020, 6.000%, 6/01/53, 144A	6/25 at 104.00	N/R	1,040,420
1,000	Public Finance Authority of Wisconsin, Revenue Bonds, SearStone Retirement Community of Cary North Carolina, Series 2016, 6.000%, 6/01/49, 144A	6/22 at 104.00	N/R	1,044,490
	Public Finance Authority of Wisconsin, Senior Revenue Bonds, Maryland Proton Treatment Center, Series 2018A-1:
1,000	6.125%, 1/01/33, 144A	1/28 at 100.00	N/R	864,240
2,000	6.250%, 1/01/38, 144A	1/28 at 100.00	N/R	1,689,920
3,500	6.375%, 1/01/48, 144A	1/28 at 100.00	N/R	2,889,845
91	Public Finance Authority, Wisconsin, Revenue Bonds, Minnesota College of Osteopathic Medicine, Senior Series 2019A-1, 5.500%, 12/01/48, 144A (4)	12/28 at 100.00	N/R	45,647
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A:
1,400	4.000%, 11/15/46 (Pre-refunded 5/15/26) (UB) (6)	5/26 at 100.00	N/R (7)	1,661,744
3,600	4.000%, 11/15/46 (UB)	5/26 at 100.00	AA+	4,044,060
67,499	Total Wisconsin			67,362,755
$1,901,952	Total Municipal Bonds (cost $1,563,057,192)			1,668,457,239

Shares	Description (1)	Value
	COMMON STOCKS – 2.0% (1.4% of Total Investments)
	Airlines – 0.3% (0.2% of Total Investments)
227,514	American Airlines Group Inc (9)	$3,906,415
	Electric Utilities – 1.7% (1.2% of Total Investments)
750,823	Energy Harbor Corp (10), (11), (12)	20,497,468
	Total Common Stocks (cost $27,440,408)	24,403,883

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.6% (0.4% of Total Investments)
	Consumer Discretionary – 0.2% (0.1% of Total Investments)
$15,000	Mashantucket Western Pequot Tribe, Corporate High Yield Bond (cash 6.350%, PIK 1.000%) (4)	7.350%	7/01/26	N/R	$2,250,000
	Industrials – 0.0% (0.0% of Total Investments)
412	EWM P1 LLC (cash 13.750%, PIK 1.250%) (4), (8)	15.000%	9/01/28	N/R	4
299	EWM P1 LLC (4), (8)	15.000%	9/01/28	N/R	3
711	Total Industrials				7
	Materials – 0.4% (0.3% of Total Investments)
5,000	United States Steel Corp	6.650%	6/01/37	Caa2	4,750,000
	Real Estate – 0.0% (0.0% of Total Investments)
300	Zilkha Biomass Selma LLC (4), (8)	5.000%	8/01/28	N/R	204,084
3,170	Zilkha Biomass Selma LLC (4), (8)	10.000%	8/01/38	N/R	32
3,470	Total Real Estate				204,116
$24,181	Total Corporate Bonds (cost $12,225,138)				7,204,123
	Total Long-Term Investments (cost $1,602,722,738)				1,700,065,245
	Floating Rate Obligations – (36.0)%				(434,618,000)
	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (7.2)% (13)				(86,886,401)
	Other Assets Less Liabilities – 2.3%				27,596,655
	Net Assets Applicable to Common Shares – 100%				$1,206,157,499
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NMZ	Nuveen Municipal High Income Opportunity Fund (continued)
Portfolio of Investments January 31, 2021
(Unaudited)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,668,310,738	$146,501	$1,668,457,239
Common Stocks	3,906,415	20,497,468	—	24,403,883
Corporate Bonds	—	7,000,000	204,123	7,204,123
Total	$3,906,415	$1,695,808,206	$350,624	$1,700,065,245

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(6)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(7)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(9)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”) filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(10)	Common Stock received as part of the bankruptcy settlements for Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006A, 3.500%, 4/01/41, Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 3.500%, 12/01/35, Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009B, 3.100%, 3/01/23, Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Nuclear Generation Project, Refunding Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2005B, 4.000%, 1/01/34, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2006A, 3.000%, 5/15/20, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008B, 3.625%, 10/01/33, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2008C, 3.950%, 11/01/32, Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010A, 3.750%, 7/01/33, Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2006A, 2.550%, 11/01/41.
(11)	For fair value measurement disclosure purposes, investment classified as Level 2.
(12)	Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(13)	Adjustable Rate MuniFund Term Preferred Shares, net of deferred offering cost as a percentage of Total Investments is 5.1%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Purchased on a when-issued or delayed delivery basis.